Average Annual Return (Tables)	12 Months Ended
Dec. 31, 2024
Volumetric Fund | C000032757
Average Annual Return	AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Volumetric Fund	12.85%	7.14%	6.62%
S&P 500 Index	25.02%	14.53%	13.10%
FTSE 3 Month T-Bill Index	5.45%	2.54%	1.79%